Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 15, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Share Capital
Proceeds from stock options exercised		$ 4,800	$ 3,300	$ 8,400	$ 7,500
Payments to satisfy employee tax withholding net share settlements				$ 6,487	$ 6,745
PSU and RSU
Share Capital
Employee tax withholding for net share settlements		0	0	66,922	73,588
Payments to satisfy employee tax withholding net share settlements		$ 0	$ 0	$ 6,500	$ 6,700
2024 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)	25 months
Stock issued during period, shares, new issues (in shares)	0